Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation - right-of-use assets	£ (426)	£ (404)	£ (848)	£ (808)
Interest expense (included in finance cost)	£ (26)	£ (33)	(54)	(68)
Expense relating to short-term leases (included in operating expenses)			(261)	(351)
Expense relating to low value leases (included in operating expenses)			(21)	(8)
Property
Leases
Depreciation - right-of-use assets			(765)	(765)
Plant and machinery
Leases
Depreciation - right-of-use assets			£ (83)	£ (43)